Summary of Business and Significant Accounting Policies - Impact of Accounting Change Retrospectively adopted on Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2010
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	$ (3,822)	[1]	$ 8,372	[1]	$ (85)	[1]
Comprehensive income	(3,772)	[1]	8,168	[1]	(175)	[1]
As Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	(4,917)		8,511		(127)
Comprehensive income	(4,867)		8,307		(217)
Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	1,095		(139)		42
Comprehensive income	$ 1,095		$ (139)		$ 42

[1]	As Adjusted, see Note 1.